Interest expense (Tables)	12 Months Ended
Dec. 31, 2025
Borrowing costs [abstract]
Disclosure of interest expense

For the year ended December 31	2025	2024
Interest expense on long-term debt	(1,718)	(1,623)
Interest expense on other debt	(179)	(233)
Capitalized interest	122	143
Total interest expense	(1,775)	(1,713)